Schedule of Future Minimum Rental Payments for Operating Leases (Details)	12 Months Ended
Mar. 31, 2015 USD ($)
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 56,333
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	10,436
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	94,293
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	10,436
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5	87,648
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 6	4,348
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 7	42,000
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 8	0
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 9	280,274
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 10	$ 25,220